other income (Tables)	12 Months Ended
Dec. 31, 2023
other income
Schedule of other income

Years ended December 31 (millions)	Note	2023	2022
Government assistance		$13	$6
Other sublet revenue	19	5	5
Investment income (loss), gain (loss) on disposal of assets and other		19	27
Interest income	21(a)	6	4
Changes in provisions related to business combinations	25	68	78
		$111	$120